Contingencies and Commitments	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of commitments and contingent liabilities [text block]
Note 35
Contingencies and Commitments

Operating lease agreements

The total amount of the Company’s obligations with third parties relating to lease operating and services agreements that cannot be terminated is detailed as follows:

Lease operating and services agreements not to be terminated	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Within 1 year	60,241,434	56,054,644
Between 1 and 5 years	58,040,557	54,935,377
Over 5 years	7,351,834	11,824,929
Total	125,633,825	122,814,950

Purchase and supply agreements

The total amount of the Company’s obligations to third parties relating to purchase and supply agreements as of
December 31, 2020
is detailed as follows:

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	231,628,170	13,762,365
Between 1 and 5 years	826,880,784	8,941,800
Total	1,058,508,954	22,704,165

Capital investment commitments

As of
December 31, 2020
, the Company had capital investment commitments related to Property, Plant and Equipment and Intangibles (software) for approximately ThCh$
54,076,180
.

Litigation

The following are the most significant proceedings faced by the Company and its subsidiaries in Chile, including all those
present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000 and US$ 15,000
for cases of foreign subsidiaries
.
 Those losses contin
gencies for which an estimate cannot be made have been also considered.

Trials and claim

Subsidiary	Court	Description	Status	Estimated accrued loss contingency
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$ 15,000
Compañía Industrial Cervecera S.A. (CICSA)	Commercial Court.	Distributor claim for to the termination of distribution agreeent.	Evidentiary stage.	US$ 18,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$ 37,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$ 35,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$ 36,000
Compañía Industrial Cervecera S.A. (CICSA)	Tax Court.	Several Tax claims.	Evidentiary stage.	US$ 140,000
Sáenz Briones & Cía. S.A.I.C.	Labur Court.	Labor trial.	Evidentiary stage.	US$ 59,000

The Company and its subsidiaries have established provisions to allow for such contingencies for ThCh$
538,388
and ThCh$
561,378
, as of
December 31, 2020 and 2019
, respectively (See
Note 24 – Other provisions
).

Tax processes

At the date of issue of these consolidated financial statements, there is no tax litigation that involves significant passive or taxes in claim different to mentioned in
Note 25 – Income Tax
.

Guarantees

As of December 31, 2020, CCU and its subsidiaries have not granted direct guarantees as part of their usual financing operations. However, indirect guarantees have been constituted, in the form of stand-by and general security product of financing. The main terms of the indirect guarantees constituted are detailed below:

The joint venture Central Cervecera de Colombia S.A.S. (CCC) maintains financial debt with local banks in Colombia, guaranteed by the subsidiary CCU Inversiones II Ltda. through stand-by letters issued by Scotiabank Chile and they are within the financing policy framework approved by Board of Directors, according to the following detail:

Institution	Amount	Due date
Banco Colpatria	US$ 27,200,000	June 25, 2021
Banco Colpatria	US$ 4,000,000	July 21, 2021
Banco Colpatria	US$ 13,500,000	August 1, 2021

The indirect associate Bodega San Isidro S.R.L. maintains financial debt with local bank in Peru, which is endorsed by the subsidiary Compañía Pisquera de Chile (CPCh) through a stand-by letter issued by the Banco del Estado de Chile, this is within the financing policy approved by the Board, and is detailed as follow:

Institution	Amount	Due date
Banco Crédito de Perú (BCP)	US $ 2,600,000	December 21, 2021